AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 29, 2004

FILE NO. 33-58041
FILE NO. 811-7257


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                       POST-EFFECTIVE AMENDMENT NO. 15 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 16 /X/

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                          C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
         Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

      Richard W. Grant,Esquire                 Thomas P. Lemke, Esquire
      Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
      1701 Market Street                       1111 Pennsylvania Avenue, N.W.
      Philadelphia, PA 19103                   Washington, D.C. 20004


It is proposed that this filing become effective (check appropriate box):

  X  On February 6, 2004 pursuant to paragraph (b)(1)(iii)
----
     On [date] pursuant to paragraph (a)(1)
----
     On pursuant to paragraph (b) of Rule 485
----
     75 days afterfiling pursuant to paragraph (a)(2)
----

The Trust's Prospectus relating to the Long Duration Bond and Extended Duration Bond Funds is hereby incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No.
0001047469-03-037561) on November 14, 2003.

The Trust's Statement of Additional Information relating to the Long Duration Bond and Extended Duration Funds is hereby incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001047469-03-037561) on November 14, 2003..

The Trust's Part C is hereby incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001047469-03-037561) on November 14, 2003.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29 th day of January , 2004.

                                          SEI Institutional Investments Trust

                                          By: /s/ Edward D. Loughlin
                                             --------------------------------
                                          Edward D. Loughlin
                                          President & Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

         *                           Trustee                January 29, 2004
---------------------------
Rosemarie B. Greco

         *                           Trustee                January 29, 2004
---------------------------
William M. Doran

         *                           Trustee                January 29, 2004
---------------------------
F. Wendell Gooch

         *                           Trustee                January 29, 2004
---------------------------
George J. Sullivan, Jr.

         *                           Trustee                January 29, 2004
---------------------------
James M. Storey

         *                           Trustee                January 29, 2004
---------------------------
Robert A. Nesher

         *                           Trustee                January 29, 2004
---------------------------
Nina Lesavoy

/s/ Edward D. Loughlin               President & Chief      January 29, 2004
---------------------------          Executive Officer
Edward D. Loughlin

/s/ Pedro A. Rodriguez               Controller & Chief     January 29, 2004
----------------------               Financial Officer
Pedro A. Rodriguez


*By: /s/ Edward D. Loughlin
    -----------------------
         Edward D. Loughlin
         Attorney-in-Fact





   * pursuant to Powers of Attorney